CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Obligations Under Operating Leases
We have summarized our future obligations under operating leases at December 31, 2017 below:

($ in millions)	Land Lease	Corporate Facilities Leases	Other Operating Leases	Total
2018	$1	$3	$13	$17
2019	1	4	10	15
2020	1	4	8	13
2021	1	3	5	9
2022	1	—	6	7
Thereafter	7	—	28	35
Total minimum lease payments	$12	$14	$70	$96

Composition of Rental Expense Associated with Operating Leases
The following table details the composition of rent expense associated with operating leases, net of sublease income, for the last three years:

($ in millions)	2017	2016	2015
Minimum rentals	$9	$8	$9
Additional rentals	4	4	4
	$13	$12	$13